Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2012	2011
Land	$534	$525
Buildings and improvements	3,222	3,144
Furniture, fixtures and equipment	2,543	2,449
Capitalized building and equipment leases	97	95
Construction in progress	42	44
	6,438	6,257
Less accumulated depreciation and amortization	(3,768)	(3,600)
Total	$2,670	$2,657